TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expenses and share of loss from equity method investments	$ 6,535,332	$ 841,347	$ 5,040,925	$ 3,358,607
Tax expenses at Hong Kong profit tax rate of 16.5%	1,078,165		831,588	554,005
Changes in valuation allowance	164,511		65,581	(46,798)
Tax effect of permanence differences	37,803		49,787	41,181
Effect of income tax jurisdictions other than Hong Kong	19,836		20,873	50,807
Super deduction of research and development expenses	(132,257)		(132,704)	(86,419)
Final settlement differences	11,484		11,756	(3,614)
Income not subject to tax	(181,200)		(98,402)	(95,200)
Income tax expenses	$ 998,342	$ 128,525	$ 748,479	$ 413,962
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong profit tax rate (as a percent)	16.50%	16.50%